UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/20/13
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
List of Other Managers Reporting for this Manager:

Copeland Capital Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 142
Form 13F Information Table Value Total: $470,463,000 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      314  4799.74 SH       SOLE                                    4799.74
ACCENTURE PLC                  COM              g1151c101     7415 111510.92SH       SOLE                                  111510.92
ACTUANT CORP CL A NEW          COM              00508x203     1259 45125.00 SH       SOLE                                   45125.00
AFFILIATED MNGRS GRP COM       COM              008252108     1777 13661.00 SH       SOLE                                   13661.00
AIRGAS INC                     COM              009363102     1549 16968.00 SH       SOLE                                   16968.00
ALEXANDRIA REAL EST EQ COM     COM              015271109     1355 19550.00 SH       SOLE                                   19550.00
ALLERGAN INC                   COM              018490102    12059 131467.44SH       SOLE                                  131467.44
AMERICAN INTERNATIONAL GROUP I COM              026874784     5399 152950.00SH       SOLE                                  152950.00
AMETEK INC NEW COM             COM              031100100    14282 380165.01SH       SOLE                                  380165.01
AMPHENOL CORP NEW-CL A         COM              032095101    10737 165963.40SH       SOLE                                  165963.40
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     8225 94103.22 SH       SOLE                                   94103.22
ANSYS INC COM                  COM              03662Q105     1452 21565.00 SH       SOLE                                   21565.00
APPLE COMPUTER INC             COM              037833100    10130 19035.36 SH       SOLE                                   19035.36
APTARGROUP INC                 COM              038336103     1237 25935.00 SH       SOLE                                   25935.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1536 34909.00 SH       SOLE                                   34909.00
BHP BILLITON PLC SPONSORED ADR COM              05545E209      432  6141.71 SH       SOLE                                    6141.71
BORGWARNER INC COM             COM              099724106     9581 133780.00SH       SOLE                                  133780.00
CARDINAL HEALTH INC            COM              14149Y108      391  9495.04 SH       SOLE                                    9495.04
CATERPILLAR INC                COM              149123101     6115 68246.97 SH       SOLE                                   68246.97
CHEVRON CORP                   COM              166764100      544  5036.85 SH       SOLE                                    5036.85
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     4955 97796.53 SH       SOLE                                   97796.53
CHINA PETE & CHEM CORP SPON AD COM              16941R108      429  3740.57 SH       SOLE                                    3740.57
CHURCH DWIGHT CO. INC.         COM              171340102     1516 28306.00 SH       SOLE                                   28306.00
CITRIX SYSTEMS INC             COM              177376100     1391 21202.00 SH       SOLE                                   21202.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2718 36793.00 SH       SOLE                                   36793.00
COLGATE PALMOLIVE CO.          COM              194162103      478  4573.86 SH       SOLE                                    4573.86
CONCHO RES INC COM             COM              20605p101     1483 18414.00 SH       SOLE                                   18414.00
CONOCO INC                     COM              20825c104      389  6713.31 SH       SOLE                                    6713.31
CORE LABS                      COM              N22717107     2082 19055.27 SH       SOLE                                   19055.27
COVIDIEN PLC                   COM              g2554f113    12126 210011.70SH       SOLE                                  210011.70
CVS CORP                       COM              126650100    12550 259571.54SH       SOLE                                  259571.54
DAVITA INC                     COM              23918k108    11646 105370.00SH       SOLE                                  105370.00
DEAN FOODS CO NEW COM          COM              242370104     1544 93577.00 SH       SOLE                                   93577.00
DIGITAL RLTY TR INC COM        COM              253868103     1493 22002.29 SH       SOLE                                   22002.29
DRIL-QUIP INC COM              COM              262037104     1696 23230.00 SH       SOLE                                   23230.00
EAST WEST BANCORP INC          COM              27579R104     1347 62683.00 SH       SOLE                                   62683.00
EXPEDITORS INTERNATIONAL OF WA COM              302130109      726 18379.00 SH       SOLE                                   18379.00
EXXON MOBIL CORP               COM              30231G102    11963 138221.43SH       SOLE                                  138221.43
F5 NETWORKS INC                COM              315616102     7980 82142.00 SH       SOLE                                   82142.00
FACTSET RESH SYS INC COM       COM              303075105     1577 17915.42 SH       SOLE                                   17915.42
FIRST BANCORP P R COM          COM              318672706       58 12740.00 SH       SOLE                                   12740.00
FQF TR QUANT NEUT VAL          COM              351680202      689 28047.00 SH       SOLE                                   28047.00
GENUINE PARTS CO               COM              372460105      455  7156.64 SH       SOLE                                    7156.64
GLOBUS MED INC CL A            COM              379577208      905 86364.00 SH       SOLE                                   86364.00
HARRIS CORP DEL COM            COM              413875105      431  8809.15 SH       SOLE                                    8809.15
HEALTHCARE SVCS GP INC         COM              421906108      391 16862.54 SH       SOLE                                   16862.54
HELMERICH & PAYNE INC          COM              423452101      446  7976.45 SH       SOLE                                    7976.45
HENRY SCHEIN INC               COM              806407102     1458 18136.00 SH       SOLE                                   18136.00
IBM                            COM              459200101     7520 39260.68 SH       SOLE                                   39260.68
IDEXX LABORATORIES CORP        COM              45168D104     1486 16013.00 SH       SOLE                                   16013.00
IHS INC CL A                   COM              451734107     2592 27008.00 SH       SOLE                                   27008.00
INTEL CORP                     COM              458140100      312 15164.33 SH       SOLE                                   15164.33
INTERCONTINENTALEXCHAN COM     COM              45865v100     2470 19955.00 SH       SOLE                                   19955.00
IQ ARB MERGER ARBITRAGE        COM              45409b800      310 12336.00 SH       SOLE                                   12336.00
IQ HEDGE MULTI-STRATEGY TRACKE COM              45409b107      609 21917.00 SH       SOLE                                   21917.00
ISHARES S&P 600 SMALL CAP BARR COM              464287879      775  9580.34 SH       SOLE                                    9580.34
ISHARES S&P SMALLCAP 600 GROWT COM              464287887      505  6020.00 SH       SOLE                                    6020.00
ISHARES TR DJ OIL&GAS EXP      COM              464288851      356  5615.00 SH       SOLE                                    5615.00
ISHARES TR DJ REGIONAL BK      COM              464288778      443 18135.00 SH       SOLE                                   18135.00
ISHARES TR DJ SEL DIV INX      COM              464287168      707 12360.00 SH       SOLE                                   12360.00
ISHARES TR S&P MC 400 GRW      COM              464287606      993  8680.30 SH       SOLE                                    8680.30
ISHARES TR S&P500 GRW          COM              464287309     4174 55118.31 SH       SOLE                                   55118.31
J P MORGAN CHASE & CO.         COM              46625h100    12527 284915.14SH       SOLE                                  284915.14
KENNAMETAL INC COM             COM              489170100     1167 29189.00 SH       SOLE                                   29189.00
KINDER MORGAN INC              COM              49456b101     7884 223165.24SH       SOLE                                  223165.24
LAB CP OF AMER HLDG NEW        COM              50540R409     1353 15627.00 SH       SOLE                                   15627.00
LINCOLN ELEC HLDGS COM         COM              533900106     1624 33369.00 SH       SOLE                                   33369.00
LKQ CORP COM                   COM              501889208     1535 72759.00 SH       SOLE                                   72759.00
LOCKHEED MARTIN CORP           COM              539830109      417  4524.75 SH       SOLE                                    4524.75
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     2685 57895.00 SH       SOLE                                   57895.00
MARKET VECTORS OIL SERVICES    COM              57060u191     4681 121198.00SH       SOLE                                  121198.00
MASTERCARD INC CL A            COM              57636q104     7851 15982.53 SH       SOLE                                   15982.53
MCDONALDS CORP                 COM              580135101      386  4379.13 SH       SOLE                                    4379.13
MCGRAW HILL COMPANIES          COM              580645109      405  7417.56 SH       SOLE                                    7417.56
MEAD JOHNSON NUTRI CO COM      COM              582839106     6938 105302.00SH       SOLE                                  105302.00
MICROCHIP TECHNOLOGY INC       COM              595017104     1326 40689.00 SH       SOLE                                   40689.00
MICROS SYS INC COM             COM              594901100     1788 42147.00 SH       SOLE                                   42147.00
MICROSOFT CORP                 COM              594918104     7485 280237.47SH       SOLE                                  280237.47
MSC INDL DIRECT INC CL A       COM              553530106      441  5859.59 SH       SOLE                                    5859.59
NATIONAL OILWELL VARCO COM     COM              637071101     3480 50928.94 SH       SOLE                                   50928.94
NEUSTAR INC CL A               COM              64126X201     2531 60383.00 SH       SOLE                                   60383.00
NEWMONT MINING CORP            COM              651639106     3381 72815.06 SH       SOLE                                   72815.06
NOBLE ENRGY INC COM            COM              655044105     8901 87495.19 SH       SOLE                                   87495.19
NOVO NORDISK A/S- ADR          COM              670100205      386  2370.00 SH       SOLE                                    2370.00
NUANCE COMMUNICATIONS COM      COM              67020Y100     2335 104626.00SH       SOLE                                  104626.00
OCCIDENTAL PETE CORP           COM              674599105     6307 82329.35 SH       SOLE                                   82329.35
OCH ZIFF CAP MGMT GRP CL A     COM              67551u105      843 88785.00 SH       SOLE                                   88785.00
OMEGA HEALTHCARE INVS COM      COM              681936100      428 17981.00 SH       SOLE                                   17981.00
PARTNERRE LTD COM              COM              G6852T105      416  5178.73 SH       SOLE                                    5178.73
PEOPLES BANK CT                COM              712704105      303 25065.81 SH       SOLE                                   25065.81
PLAINS ALL AM PIPELINE UNIT LT COM              726503105      465 10284.52 SH       SOLE                                   10284.52
PNC FINANCIAL SERVICES GROUP I COM              693475105     6507 111605.28SH       SOLE                                  111605.28
POWERSHARES DBG10 CURC COM UT  COM              73935y102     1203 46015.00 SH       SOLE                                   46015.00
POWERSHARES ETF TRUST FTSE US1 COM              73935X567      243  3495.00 SH       SOLE                                    3495.00
PRAXAIR INC                    COM              74005P104    12210 111559.35SH       SOLE                                  111559.35
PRICESMART INC COM             COM              741511109     2528 32842.60 SH       SOLE                                   32842.60
PROGRESSIVE CORP               COM              743315103     7015 332508.61SH       SOLE                                  332508.61
PROSPERITY BANCSHARES COM      COM              743606105      277  6602.96 SH       SOLE                                    6602.96
QEP RES INC COM                COM              74733v100     1269 41937.00 SH       SOLE                                   41937.00
QUALCOMM INC                   COM              747525103     8932 144398.38SH       SOLE                                  144398.38
QUANTSHARES US MARKET NEUTRAL  COM              351680707      426 19609.00 SH       SOLE                                   19609.00
RALCORP HLDGS INC NEW COM      COM              751028101     2766 30857.00 SH       SOLE                                   30857.00
RALPH LAUREN CORP CL A         COM              751212101     8191 54641.98 SH       SOLE                                   54641.98
REINSURANCE GP AMER            COM              759351604     2186 40849.17 SH       SOLE                                   40849.17
REPLIGEN CORPORATION           COM              759916109      851 135610.00SH       SOLE                                  135610.00
ROBERT HALF INTERNATIONAL INC  COM              770323103     1568 49280.00 SH       SOLE                                   49280.00
ROSETTA RESOURCES INC          COM              777779307     1570 34658.00 SH       SOLE                                   34658.00
SCHLUMBERGER LTD               COM              806857108     5056 72959.67 SH       SOLE                                   72959.67
SCRIPPS NETWORKS INTER CL A CO COM              811065101     8316 143581.43SH       SOLE                                  143581.43
SECTOR SPDR FINCL SELECT SHARE COM              81369Y605     8118 495338.00SH       SOLE                                  495338.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      205  7125.00 SH       SOLE                                    7125.00
SELECT SECTOR SPDR TR SBI HEAL COM              81369y209      244  6135.00 SH       SOLE                                    6135.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1631 25303.00 SH       SOLE                                   25303.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    11607 71645.00 SH       SOLE                                   71645.00
SPDR S&P BANK ETF              COM              78464A797      212  8900.00 SH       SOLE                                    8900.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      613 10550.00 SH       SOLE                                   10550.00
SSGA ACTIVE ETF TR MULT ASS RL COM              78467v103      454 14843.23 SH       SOLE                                   14843.23
T ROWE PRICE GROUP INC         COM              74144t108     8841 135785.82SH       SOLE                                  135785.82
TERADATA CORP DEL COM          COM              88076w103     2104 34004.00 SH       SOLE                                   34004.00
THE ADT CORPORATION COM        COM              00101j106     9967 214392.82SH       SOLE                                  214392.82
TJX COMPANIES                  COM              872540109      372  8777.67 SH       SOLE                                    8777.67
TOLL BROTHERS INC              COM              889478103    11765 363934.00SH       SOLE                                  363934.00
TYCO INTERNATIONAL             COM              h89128104     8296 283634.80SH       SOLE                                  283634.80
UNILEVER ADR                   COM              904767704      309  7997.68 SH       SOLE                                    7997.68
UNILEVER NV                    COM              904784709     8624 225179.81SH       SOLE                                  225179.81
UNITEDHEALTH GROUP INC         COM              91324P102    12149 223987.87SH       SOLE                                  223987.87
VANGUARD SPECIALIZED DIV APP E COM              921908844      509  8550.00 SH       SOLE                                    8550.00
VERISK ANALYTICS INC CL A      COM              92345y106     1661 32593.00 SH       SOLE                                   32593.00
VERIZON COMMUNICATIONS         COM              92343V104      515 11919.29 SH       SOLE                                   11919.29
VF CORP                        COM              918204108     1845 12224.00 SH       SOLE                                   12224.00
WALGREEN CO                    COM              931422109      388 10501.63 SH       SOLE                                   10501.63
WEST PHARMACEUTCL SVCS COM     COM              955306105      367  6710.00 SH       SOLE                                    6710.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      204  9700.00 SH       SOLE                                    9700.00
WISDOMTREE TRUST LARGECAP DIVI COM              97717w307     1281 23889.30 SH       SOLE                                   23889.30
WISDOMTREE TRUST SMALLCAP DIVI COM              97717w604      281  5530.00 SH       SOLE                                    5530.00
WYNDHAM WORLDWIDE CORP         COM              98310w108     1577 29648.00 SH       SOLE                                   29648.00
YUM! BRANDS                    COM              988498101     7760 116870.08SH       SOLE                                  116870.08
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      359    15000 SH       SOLE                                      15000
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     1157    26090 SH       SOLE                                      26090
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      847    14113 SH       SOLE                                      14113
ISHARES TR MSCI VAL IDX        MSCI VAL IDX     464288877      227     4680 SH       SOLE                                       4680
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INDEX  464287465      561     9880 SH       SOLE                                       9880